UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 584-2367

Date of fiscal year end: May 31

Date of reporting period: December 1, 2011 – February 29, 2012

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND

Portfolio of Investments

February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.66%
Aerospace & Defense - 4.55%
Allied Defense Group, Inc.(a)(b)	398,319	$796,638
Goodrich Corp.(c)	1,060,323	133,568,888

		134,365,526

Apparel - 0.39%
Benetton Group SpA	1,621,500	10,023,928
Billabong International Ltd.	487,428	1,610,054

		11,633,982

Auto Manufacturers - 1.38%
Fiat Industrial SpA(a)	199,138	1,541,464
Proton Holdings Bhd	21,629,388	39,135,798

		40,677,262

Biotechnology - 3.80%
Illumina, Inc.(a)(d)	1,381,187	70,785,834
Micromet, Inc.(a)	3,790,985	41,662,925

		112,448,759

Building Materials - 0.68%
Far East Global Group Ltd.	7,840,000	1,182,641
Wavin N.V.(a)(d)	1,362,301	18,930,426

		20,113,067

Chemicals - 3.48%
Solutia, Inc.(c)	3,655,496	102,755,993

Coal - 2.58%
Grande Cache Coal Corp.(a)	7,567,916	76,256,630

Commercial Services - 3.32%
Advance America Cash Advance Centers, Inc.	2,113,345	21,915,388
RSC Holdings, Inc.(a)	3,183,682	70,900,598
Spotless Group Ltd.	1,995,295	5,199,870

		98,015,856

Diversified Financial Services - 1.05%
Collins Stewart Hawkpoint Plc	1,772,452	2,777,475
Osaka Securities Exchange Co. Ltd.	5,001	28,299,422

		31,076,897

Electric - 10.80%
Central Vermont Public Service Corp.	905,913	31,924,374
CH Energy Group, Inc.	21,190	1,412,737
Constellation Energy Group, Inc.(c)	3,618,356	131,201,589
Progress Energy, Inc.(c)	2,917,454	154,858,458

		319,397,158

Electronics - 2.54%
Thomas & Betts Corp.(a)	1,037,691	74,952,421

	Shares	Value
COMMON STOCKS - 89.66% (Continued)
Environmental Control - 0.16%
WCA Waste Corp.(a)	744,078	$4,829,066

Food - 1.16%
Del Monte Foods Co.(a)(b)(e)	4,673,171	1,542,146
MSF Sugar Ltd.(a)	2,000,000	9,544,850
Winn-Dixie Stores, Inc.(a)	2,449,954	23,225,564

		34,312,560

Gas - 4.71%
Southern Union Co.(d)	3,169,693	139,276,310

Healthcare Products - 0.10%
SeraCare Life Sciences, Inc.(a)	753,252	2,990,410

Healthcare Services - 0.01%
Japan Care Service Group Corp.	43,000	180,908

Insurance - 7.15%
Alleghany Corp.(a)	5,023	1,630,667
Delphi Financial Group, Inc., Class A(c)(d)	2,192,553	97,700,162
Transatlantic Holdings, Inc.	1,847,412	111,953,167

		211,283,996

Internet - 2.96%
Alibaba.com Ltd.(a)	51,315,684	87,464,653

Investment Companies - 0.12%
Hastings Diversified Utilities Fund	1,540,165	3,633,867

Iron & Steel - 3.32%
African Iron Ltd.(a)	30,016,780	18,349,239
BC Iron Ltd.(a)	1,700,820	5,235,032
Sumitomo Metal Industries Ltd.	24,842,586	51,647,153
Sundance Resources Ltd.(a)	50,000,168	22,789,747

		98,021,171

Leisure Time - 0.01%
Derby Cycle AG(a)	5,000	189,920

Lodging - 0.06%
Echo Entertainment Group Ltd.	378,035	1,743,330

Machinery- Construction & Mining - 0.72%
ERA Mining Machinery Ltd.(a)	189,837,686	20,804,264
Ludowici Ltd.	50,000	598,430

		21,402,694

Machinery- Diversified - 0.64%
Kverneland ASA(a)	9,188,311	17,178,561
TAIYO Ltd.	48,000	147,029
Uster Technologies AG(a)	33,326	1,703,689

		19,029,279

Media - 0.03%
Austar United Communications Ltd.(a)	350,000	506,735

	Shares	Value
COMMON STOCKS - 89.66% (Continued)
Media - 0.03% (Continued)
British Sky Broadcasting Group Plc	44,420	$473,470

		980,205

Mining - 10.72%
Bannerman Resources Ltd.(a)	4,424,021	1,091,250
Eldorado Gold Corp.	3,500,766	53,495,961
Extract Resources Ltd.(a)	4,422,166	40,786,139
Flinders Mines Ltd.(a)	55,731,930	17,632,147
Iberian Minerals Corp.(a)	13,258,205	14,605,532
Minefinders Corp.(a)	3,014,631	46,859,392
Quadra FNX Mining Ltd.(a)	9,400,803	142,420,574

		316,890,995

Miscellaneous Manufacturing - 0.04%
Colfax Corp.(a)(d)	35,100	1,194,102

Oil & Gas - 0.46%
Midway Energy Ltd.(a)	1,748,473	8,358,459
Wild Stream Exploration, Inc.(a)	524,200	5,313,786

		13,672,245

Oil & Gas Services - 1.52%
Flint Energy Services Ltd.(a)	1,720,793	43,339,392
Kencana Petroleum Bhd(a)	772,400	822,552
SapuraCrest Petroleum Bhd	374,700	621,686

		44,783,630

Pipelines - 4.09%
China Gas Holdings Ltd.	2,383,283	1,146,134
El Paso Corp.(c)(d)	4,303,328	119,675,552

		120,821,686

Real Estate - 1.07%
The Sankei Building Co. Ltd.	603,800	5,496,519
SP Setia Bhd	19,929,130	26,212,910

		31,709,429

Retail - 2.34%
Circle K Sunkus Co. Ltd.	2,453,630	53,515,635
O’Charleys, Inc.(a)	437,383	4,334,466
The PEP Boys - Manny Moe & Jack(d)	524,093	7,882,359
QSR Brands Bhd	1,585,000	3,471,073

		69,203,533

Semiconductors - 4.32%
CSR Plc	57,781	234,220
Gennum Corp.	1,737,165	23,701,782
Novellus Systems, Inc.(a)(c)(d)	2,233,261	103,801,971

		127,737,973

Software - 2.84%
Convio, Inc.(a)	849,656	13,305,613
Redflex Holdings Ltd.	1,816,107	4,051,202
Taleo Corp., Class A(a)	1,452,105	66,535,451

		83,892,266

			Shares	Value
COMMON STOCKS - 89.66% (Continued)
Telecommunications - 6.31%
Motorola Mobility Holdings, Inc.(a)(c)(d)			3,877,881	$153,951,876
RuggedCom, Inc.(a)			647,028	21,553,431
SureWest Communications, Inc.			492,661	11,040,533

				186,545,840

Telephones & Telecommunications - 0.00% (f)
Sunrise Telecom, Inc.(a)			673,774	128,017

Transportation - 0.23%
TNT Express N.V.(d)			548,250	6,830,299

TOTAL COMMON STOCKS (Cost $2,569,718,745)				2,650,441,935

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(e)			119,343	0
Emergent Biosolutions, Inc.(a)(b)(e)			595,405	0

TOTAL RIGHTS
(Cost $173,313)				0

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.22%
Call Options Purchased - 0.03%
Eastman Chemical Co.:
	06/2012	$60.00	818	85,890
	06/2012	65.00	689	20,670
Pan American Silver Corp.:
	04/2012	26.00	6,750	742,500
	04/2012	27.00	1,951	146,325
	04/2012	28.00	356	18,690

TOTAL CALL OPTIONS PURCHASED (Cost $1,038,020)				1,014,075

Put Options Purchased - 0.19%
Colfax Corp.	03/2012	30.00	351	4,387
El Paso Corp.	07/2012	26.00	1,757	122,990
Illumina, Inc.	06/2012	45.00	915	155,550
Kinder Morgan, Inc.	06/2012	40.00	5,390	5,039,650
Lam Research Corp.	03/2012	38.00	923	9,230
SPDR S&P 500 ETF Trust:
	03/2012	131.00	425	18,913
	03/2012	132.00	392	22,148
	03/2012	133.00	551	40,223
	03/2012	134.00	675	63,450
TNT Express N.V.:
	03/2012	8.40	2,228	28,200
	03/2012	8.80	1	13
	04/2012	7.20	165	1,759
	04/2012	8.80	3,573	123,768
Wavin N.V.:
	03/2012	7.20	149	298

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.22% (Continued)
Wavin N.V.: (Continued)

	03/2012	$8.00	1,543	$4,111

TOTAL PUT OPTIONS PURCHASED (Cost $6,929,478)				5,634,690

TOTAL PURCHASED OPTIONS (Cost $7,967,498)				6,648,765

		7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - 11.91%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)		0.212%	351,950,771	351,950,771

TOTAL SHORT-TERM INVESTMENTS (Cost $351,950,771)				351,950,771

Total Investments - 101.79% (Cost $2,929,810,327)				3,009,041,471

Liabilities in Excess of Other Assets - (1.79%)				(52,783,087)

NET ASSETS - 100.00%				$2,956,258,384

(a)	Non-income producing security.
(b)

Security fair valued using methods determined in good faith by the Pricing Committee. As of February 29, 2012, the total market value of these securities was $2,338,784 representing 0.08% of net assets.

(c)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $712,234,500, representing 24.09% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)	Security considered illiquid. On February 29, 2012, the total market value of these securities was $1,542,146, representing less than 0.005% of net assets.
(f)	Less than 0.005% of Net Assets.
(g)	Rate shown is the 7-day effective yield as of February 29, 2012.

Security determined to be illiquid under the procedures approved by the Funds Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/12/2011	Cubist Pharmaceuticals, Inc.	$0	$0	0.00%
10/04/2010-09/02/2010	Emergent Biosolutions, Inc.	173,313	0	0.00
10/17/11	Del Monte Foods Co.	0	1,542,146	0.00	(f)

			$1,542,146	0.00	%(f)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS

Auto Manufacturers
Fiat Industrial SpA	(144,308)	$(1,538,096)

Chemicals
Eastman Chemical Co.	(438,665)	(23,744,936)

Commercial Services
United Rentals, Inc.	(722,533)	(30,115,175)

Diversified Financial Services
Canaccord Financial, Inc.	(128,668)	(1,195,067)

Electric
Duke Energy Corp.	(7,624,424)	(159,502,950)
Exelon Corp.	(3,365,840)	(131,503,369)

		(291,006,319)

Insurance
Alleghany Corp.	(267,875)	(86,962,940)

Iron & Steel
Nippon Steel Corp.	(14,872,375)	(42,811,364)

Mining
Eldorado Gold Corp.	(3,502,637)	(53,524,555)
Pan American Silver Corp.	(1,141,075)	(28,583,929)
Vulcan Materials Co.	(11,700)	(521,352)

		(82,629,836)

Oil & Gas
Crescent Point Energy Corp.	(88,861)	(4,207,527)
Whitecap Resources, Inc.	(583,074)	(5,851,660)

		(10,059,187)

Pipelines
APA Group	(502,095)	(2,643,909)
Kinder Morgan, Inc.	(764,292)	(26,933,650)

		(29,577,559)

Real Estate Investment Trust
Dundee Real Estate Investment Trust	(12,916)	(449,048)

Semiconductors
Lam Research Corp.	(1,825,440)	(76,120,848)

TOTAL COMMON STOCKS (Proceeds $649,282,082)		(676,210,375)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
LIMITED PARTNERSHIPS
Pipelines
Energy Transfer Equity LP	(889,653)	$(38,691,009)

TOTAL LIMITED PARTNERSHIPS (Proceeds $36,228,825)		(38,691,009)

WARRANTS
Kinder Morgan, Inc., 02/15/2017, $40	(1,374,595)	(2,584,239)

TOTAL WARRANTS (Proceeds $2,302,612)		(2,584,239)

EXCHANGE TRADED FUNDS
Equity Fund

SPDR S&P 500 ETF Trust	(594,338)	(81,347,042)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $80,499,129)		(81,347,042)

TOTAL SECURITIES SOLD SHORT (Proceeds $768,312,648)		$(798,832,665)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Blue Coat Systems, Inc.:
	03/2012	$26.00	(867)	$0
	03/2012	26.00	(2,410)	0
Carrefour SA	03/2012	19.00	(1,828)	(101,071)
Colfax Corp.	03/2012	30.00	(351)	(145,665)
Delphi Financial Group, Inc.	04/2012	45.00	(90)	(450)
El Paso Corp.:
	03/2012	27.00	(661)	(57,177)
	03/2012	28.00	(283)	(5,518)
Energy Transfer Equity LP	03/2012	45.00	(258)	(1,935)
Illumina, Inc.:
	03/2012	50.00	(1,930)	(366,700)
	03/2012	52.50	(2,313)	(167,693)
	03/2012	55.00	(4,050)	(151,875)
	03/2012	57.50	(334)	(5,845)
	03/2012	60.00	(5)	(62)
Kinder Morgan, Inc.:
	03/2012	35.00	(551)	(39,948)
	03/2012	40.00	(52)	(130)
	04/2012	40.00	(278)	(3,475)
	06/2012	40.00	(4,777)	(131,367)
Lam Research Corp.:
	03/2012	40.00	(276)	(47,610)
	03/2012	41.00	(182)	(14,560)
	03/2012	38.00	(303)	(115,140)
	03/2012	39.00	(2,427)	(697,763)
	03/2012	40.00	(1,865)	(382,325)
	03/2012	41.00	(1,183)	(153,790)
	03/2012	42.00	(1,006)	(77,965)
	03/2012	43.00	(1,050)	(42,000)
	03/2012	44.00	(487)	(9,740)
	03/2012	45.00	(354)	(2,655)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Motorola Mobility Holdings, Inc.	03/2012	$39.00	(49)	$(4,043)
Novellus Systems, Inc.:
	03/2012	45.00	(285)	(43,463)
	03/2012	46.00	(400)	(26,000)
	03/2012	47.00	(136)	(2,380)
	03/2012	45.00	(237)	(46,807)
	03/2012	46.00	(367)	(46,792)
	03/2012	47.00	(188)	(14,100)
	03/2012	48.00	(188)	(7,050)
	03/2012	49.00	(237)	(3,555)
Pan American Silver Corp.:
	03/2012	22.00	(3,440)	(1,049,200)
	03/2012	24.00	(475)	(66,500)
	03/2012	25.00	(1,328)	(106,240)
	03/2012	26.00	(2,897)	(123,122)
	03/2012	27.00	(711)	(12,443)
SonoSite, Inc.:
	03/2012	55.00	(252)	(630)
	06/2012	55.00	(328)	(820)
Southern Union Co.	03/2012	42.50	(3)	(480)
SuccessFactors, Inc.	03/2012	40.00	(4,645)	0
The PEP Boys - Manny Moe & Jack:
	03/2012	15.00	(1,412)	(17,650)
	04/2012	15.00	(4,010)	(80,200)
	07/2012	15.00	(5,573)	(125,392)
TNT Express N.V.:
	03/2012	11.00	(2,001)	(6,665)
	04/2012	9.60	(165)	(2,968)
	04/2012	10.00	(1,692)	(43,958)
	04/2012	11.00	(2,091)	(16,715)
United Rentals, Inc.:
	03/2012	37.00	(191)	(94,545)
	03/2012	38.00	(453)	(183,465)
	03/2012	39.00	(456)	(148,200)
	03/2012	40.00	(404)	(99,990)
	03/2012	41.00	(515)	(93,987)
	03/2012	43.00	(80)	(7,000)
	03/2012	44.00	(100)	(5,750)
	03/2012	45.00	(229)	(7,442)
	03/2012	46.00	(182)	(3,640)
	03/2012	47.00	(27)	(338)
Wavin N.V.:
	03/2012	10.00	(771)	(48,792)
	03/2012	11.00	(171)	(684)
	06/2012	12.00	(198)	(7,782)

TOTAL WRITTEN CALL OPTIONS (Premiums received $6,120,945)				$(5,271,247)

Written Put Options
Eastman Chemical Co.:
	03/2012	$45.00	(818)	$(2,045)
	03/2012	47.50	(689)	(3,445)
El Paso Corp.:
	03/2012	27.00	(1,869)	(8,411)
	04/2012	27.00	(1,871)	(74,840)
Energy Transfer Equity LP	03/2012	45.00	(258)	(38,700)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)
Illumina, Inc.:
	03/2012	$48.00	(1,078)	$(18,865)
	03/2012	49.00	(2,379)	(77,317)
	03/2012	50.00	(1,930)	(110,975)
	03/2012	52.50	(2,314)	(445,445)
Kinder Morgan, Inc.:
	06/2012	30.00	(273)	(38,220)
	04/2012	32.50	(273)	(28,665)
Motorola Mobility Holdings, Inc.	03/2012	38.00	(49)	(367)
Pan American Silver Corp.:
	03/2012	20.00	(2,897)	(7,243)
	03/2012	24.00	(711)	(26,662)
Southern Union Co.	03/2012	42.50	(3)	(45)
SPDR S&P 500 ETF Trust:
	03/2012	121.00	(211)	(1,899)
	03/2012	122.00	(194)	(2,037)
	03/2012	123.00	(225)	(2,475)
	03/2012	126.00	(211)	(3,587)
	03/2012	127.00	(194)	(3,880)
	03/2012	135.00	(403)	(8,463)
	03/2012	136.00	(540)	(22,140)
	03/2012	137.00	(629)	(49,377)
Vulcan Materials Co.:
	03/2012	47.00	(59)	(16,078)
	03/2012	48.00	(58)	(20,880)

TOTAL WRITTEN PUT OPTIONS (Premiums received $1,307,565)				(1,012,061)

TOTAL WRITTEN OPTIONS (Premiums received $7,428,510)				$(6,283,308)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Dundee Real Estate	LIBOR-plus 300 bps	01/22/2013	(65,516)	$5,959
Goldman, Sachs & Co.	GlobeOp Financial Services SA	LIBOR-BBA plus 85 bps	02/06/2013	1,291,340	546,505
Goldman, Sachs & Co.	Guyenne et Gascogne	LIBOR-BBA plus 45 bps	12/18/2012	62,500	78,273
UBS	Cove Energy PLC	LIBOR-BBA plus 35 bps	03/20/2013- 03/26/2013	3,700,548	1,629,070
UBS	Extract Resources Ltd.	1Month-LIBOR- plus 45 bps	N/A	949,061	16,809
UBS	Murchison Metals Ltd.	1Month-LIBOR- plus 45 bps	N/A	26,653,391	819,295
UBS	Provident Energy Ltd.	LIBOR- plus 60 bps	02/13/2013- 03/20/2013	2,664,906	1,500,205
UBS	TELUS Corp.	LIBOR- plus 50 bps	03/22/2013- 03/27/2013	1,078,972	1,368,459
UBS	Tishman Speyer	LIBOR- plus 45 bps	N/A	14,640,084	39,051
UBS	Whiterock Real Estate	LIBOR- plus 60 bps	03/04/2013- 03/20/2013	174,438	13,286
				51,149,724	$6,016,912

Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Goldman, Sachs & Co.	BowLeven PLC	LIBOR-BBA plus 45 bps	02/21/2013	259,916	$(99,721)
Goldman, Sachs & Co.	Whiterock Real Estate	LIBOR-BBA plus 65 bps	01/22/2013	354,967	(7,175)
UBS	Charter Hall Office	1Month-LIBOR- plus 45 bps	N/A	12,660,276	(6,529,548)
UBS	Dundee Real Estate	LIBOR-plus 300 bps	03/04/2013- 03/27/2013	(146,202)	(7,408)
UBS	Gloucester Coal Ltd.	1Month-LIBOR- plus 45 bps	N/A	6,996,999	(635,224)
UBS	Pembina Pipeline	LIBOR-plus 250 bps	02/13/2013- 03/19/2013	(1,131,568)	(1,118,308)
UBS	Redecard SA - USD	1Month-LIBOR- plus 50 bps	N/A	637,796	(103,549)
UBS	TELUS Corp.	LIBOR- plus 50 bps	03/22/2013- 03/27/2013	(1,078,972)	(834,814)
				18,553,212	$(9,335,747)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	12,180,000	Sale	03/15/12	$13,039,499	$50,647
AUD	212,840,000	Purchase	03/15/12	227,859,349	13,964,623
BRL	100,000	Sale	03/15/12	58,021	322
CAD	4,600,000	Sale	03/15/12	4,647,450	8,623
CAD	36,140,000	Purchase	03/15/12	36,512,796	949,453
CHF	640,000	Sale	03/15/12	707,522	1,309
EUR	3,040,000	Sale	03/15/12	4,050,444	29,589
EUR	583,000	Purchase	03/15/12	776,779	13,231
GBP	23,900,000	Purchase	03/15/12	38,018,277	480,289
HKD	263,200,000	Sale	03/15/12	33,935,171	5,127
HKD	68,684,600	Purchase	03/15/12	8,855,713	12,102
JPY	8,270,078,200	Sale	03/15/12	101,748,479	2,531,797
MYR	27,540,000	Purchase	03/15/12	9,183,444	389,165
NOK	400,000	Sale	03/15/12	71,517	285
NOK	2,160,000	Purchase	03/15/12	386,191	18,491
PHP	420,000	Purchase	03/15/12	9,812	131
SEK	31,700,000	Purchase	03/15/12	4,787,861	77,352
SGD	21,536,000	Sale	03/15/12	17,219,983	560,279
THB	38,325,000	Purchase	03/15/12	1,264,956	17,803
ZAR	169,647,000	Purchase	03/15/12	22,532,624	1,834,212

					$20,944,830

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	2,800,000	Sale	03/15/12	$2,997,586	$(10,820)
AUD	333,176,891	Purchase	03/15/12	356,687,979	(22,638,944)
BRL	22,810,000	Sale	03/15/12	13,234,505	(65,043)
CAD	396,797,316	Sale	03/15/12	400,890,407	(9,386,905)
CHF	899,000	Sale	03/15/12	993,848	(6,543)
EUR	23,751,197	Sale	03/15/12	31,645,689	(462,913)
GBP	26,095,000	Sale	03/15/12	41,509,914	(994,204)
HKD	992,952,000	Sale	03/15/12	128,024,301	(182,332)
HKD	324,950,000	Purchase	03/15/12	41,896,785	(12,742)
JPY	431,000,000	Purchase	03/15/12	5,302,682	(242,370)
MYR	239,454,000	Sale	03/15/12	79,847,943	(3,633,527)
NOK	97,710,000	Sale	03/15/12	17,469,786	(1,111,798)
PHP	4,169,000	Sale	03/15/12	97,396	(2,520)
PHP	3,749,000	Purchase	03/15/12	87,584	(531)
SEK	32,693,000	Sale	03/15/12	4,937,841	(146,522)
SEK	993,000	Purchase	03/15/12	149,979	(83)
SGD	21,536,000	Sale	03/15/12	17,219,983	(676,736)
THB	38,325,000	Sale	03/15/12	1,264,956	(45,315)
ZAR	169,647,000	Sale	03/15/12	22,532,624	(2,354,447)

					$(41,974,295)

Abbreviations:

AB - Aktiebolag (in Sweden, a limited company or corporation)

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

ASA - Allmennaksjeselskap (Dutch term for a publicly traded company)

AUD - Australian Dollar

BBA - British Bankers Association

Bhd - Berhad (in Malaysia, a form of a public company)

Bps - Basis Points

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

LIBOR- London Interbank Offered Rate

LP - Limited Partnership

Ltd. - Limited

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SGD - Singapore Dollar

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

THB - Thai Bhat

USD - United States Dollar

ZAR - South African Rand

See Notes to Quarterly Statement of Investments.

The Arbitrage Fund

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$133,568,888	$–	$796,638	$134,365,526
Apparel	11,633,982	–	–	11,633,982
Auto Manufacturers	40,677,262	–	–	40,677,262
Biotechnology	112,448,759	–	–	112,448,759
Building Materials	20,113,067	–	–	20,113,067
Chemicals	102,755,993	–	–	102,755,993
Coal	76,256,630	–	–	76,256,630
Commercial Services	98,015,856	–	–	98,015,856
Diversified Financial Services	31,076,897	–	–	31,076,897
Electric	319,397,158	–	–	319,397,158
Electronics	74,952,421	–	–	74,952,421
Environmental Control	4,829,066	–	–	4,829,066
Food	23,225,564	9,544,850	1,542,146	34,312,560
Gas	139,276,310	–	–	139,276,310
Healthcare Products	2,990,410	–	–	2,990,410
Healthcare Services	180,908	–	–	180,908
Insurance	211,283,996	–	–	211,283,996
Internet	87,464,653	–	–	87,464,653
Investment Companies	3,633,867	–	–	3,633,867
Iron & Steel	79,671,932	18,349,239	–	98,021,171
Leisure Time	189,920	–	–	189,920
Lodging	1,743,330	–	–	1,743,330
Machinery- Construction & Mining	21,402,694	–	–	21,402,694
Machinery- Diversified	19,029,279	–	–	19,029,279
Media	980,205	–	–	980,205
Mining	316,890,995	–	–	316,890,995
Miscellaneous Manufacturing	1,194,102	–	–	1,194,102
Oil & Gas	13,672,245	–	–	13,672,245
Oil & Gas Services	44,783,630	–	–	44,783,630
Pipelines	120,821,686	–	–	120,821,686
Real Estate	26,212,910	5,496,519	–	31,709,429
Retail	69,203,533	–	–	69,203,533
Semiconductors	127,737,973	–	–	127,737,973
Software	83,892,266	–	–	83,892,266
Telecommunications	186,545,840	–	–	186,545,840
Telephones & Telecommunic-ations	128,017	–	–	128,017
Transportation	6,830,299	–	–	6,830,299

Rights	–	–	0	0
Purchased Options	6,648,765	–	–	6,648,765
Short-Term Investments	351,950,771	–	–	351,950,771
TOTAL	$2,973,312,079	$33,390,608	$2,338,784	$3,009,041,471

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$–	$20,944,830	$–	$20,944,830
Total Return Swaps	6,016,912	–	–	6,016,912
Liabilities
Securities Sold Short
Common Stocks	(676,210,376)	–	–	(676,210,375)
Limited Partnerships	(38,691,009)	–	–	(38,691,009)
Warrants	(2,584,239)	–	–	(2,584,239)
Exchange Traded Funds	(81,347,042)	–	–	(81,347,042)
Written Options	(6,283,308)	–	–	(6,283,308)
Forward Foreign Currency Contracts	–	(41,974,295)	–	(41,974,295)
Total Return Swaps	(9,335,747)	–	–	(9,335,747)
Total	$(808,434,809)	$(21,029,465)	$–	$(829,464,273)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, swap contracts, futures and forward contracts.

THE ARBITRAGE EVENT-DRIVEN FUND

Portfolio of Investments

February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.06%
Aerospace & Defense - 1.06%
Allied Defense Group, Inc.(a)(b)	5,000	$10,000
Goodrich Corp.(c)	2,305	290,361

		300,361

Apparel - 0.26%
Billabong International Ltd.	22,263	73,538

Auto Manufacturers - 0.75%
Proton Holdings Bhd	117,479	212,564

Auto Parts & Equipment - 1.71%
Autoneum Holding AG(a)	8,303	484,120

Banks - 0.50%
Comerica, Inc.	4,800	142,512

Biotechnology - 4.80%
Celldex Therapeutics, Inc.(a)	40,000	151,600
Dendreon Corp.(a)(d)	12,600	141,876
Illumina, Inc.(a)(c)(d)	13,554	694,642
InterMune, Inc.(a)(d)	5,699	76,481
Micromet, Inc.(a)(c)	27,170	298,598

		1,363,197

Building Materials - 0.98%
Wavin N.V.(a)(d)	19,951	277,238

Chemicals - 1.74%
Solutia, Inc.(c)	17,570	493,893

Coal - 3.60%
Alpha Natural Resources, Inc.(a)(d)	3,700	68,672
Aston Resources Ltd.(a)	7,543	78,145
Consol Energy, Inc.(d)	3,600	128,952
Grande Cache Coal Corp.(a)	65,731	662,326
Walter Energy, Inc.(d)	800	51,864
Whitehaven Coal Ltd.	5,192	31,237

		1,021,196

Commercial Services - 1.59%
RSC Holdings, Inc.(a)(c)	20,234	450,611

Computers - 0.29%
Research In Motion Ltd.(a)(d)	5,861	83,050

Diversified Financial Services - 1.54%
Osaka Securities Exchange Co. Ltd.	77	435,724

Electric - 4.02%
Central Vermont Public Service Corp.(c)	4,200	148,008

	Shares	Value
COMMON STOCKS - 75.06% (Continued)
Electric - 4.02% (Continued)
Constellation Energy Group, Inc.	8,958	$324,817
Progress Energy, Inc.(c)	12,570	667,216

		1,140,041

Electronics - 2.92%
Thomas & Betts Corp.(a)(c)	4,452	321,568
Tyco International Ltd.(d)	9,800	507,836

		829,404

Food - 1.41%
Del Monte Foods Co.(a)(b)(e)	12,304	4,060
Goodman Fielder Ltd.	69,993	49,543
Winn-Dixie Stores, Inc.(a)(c)	36,534	346,342

		399,945

Forest Products & Paper - 0.56%
Wausau Paper Corp.(c)	17,134	160,032

Gas - 0.57%
Southern Union Co.(c)	3,693	162,270

Healthcare Products - 1.05%
SeraCare Life Sciences, Inc.(a)(c)	75,323	299,032

Household Products & Wares - 0.94%
Prestige Brands Holdings, Inc.(a)	16,195	267,218

Insurance - 6.91%
Alleghany Corp.(a)	1,574	510,983
Delphi Financial Group, Inc., Class A(c)(d)	9,980	444,709
Genworth Financial, Inc., Class A(a)(d)	19,900	180,891
Transatlantic Holdings, Inc.	13,612	824,887

		1,961,470

Internet - 0.98%
Alibaba.com Ltd.(a)	162,789	277,465

Iron & Steel - 2.47%
BC Iron Ltd.(a)	36,374	111,957
Sumitomo Metal Industries Ltd.	231,825	481,959
Sundance Resources Ltd.(a)	234,525	106,895

		700,811

Lodging - 0.28%
Echo Entertainment Group Ltd.	17,176	79,208

Machinery- Construction & Mining - 0.65%
ERA Mining Machinery Ltd.(a)	1,684,189	184,570

Machinery- Diversified - 2.05%
Kverneland ASA(a)	86,372	161,482
The Manitowoc Co., Inc.(d)	8,999	141,644
Uster Technologies AG(a)	5,449	278,564

		581,690

Mining - 7.63%
Denison Mines Corp.(a)	27,012	52,962

	Shares	Value
COMMON STOCKS - 75.06% (Continued)
Mining - 7.63% (Continued)
Eldorado Gold Corp.	737	$11,262
Extract Resources Ltd.(a)	40,354	372,190
Iberian Minerals Corp.(a)	102,709	113,147
Minefinders Corp.(a)	9,666	150,248
Nevada Copper Corp.(a)	6,725	32,216
Paladin Energy Ltd.(a)	24,430	48,994
Quadra FNX Mining Ltd.(a)	78,158	1,184,081
Stillwater Mining Co.(a)(d)	14,000	198,800

		2,163,900

Oil & Gas - 1.02%
Midway Energy Ltd.(a)	16,837	80,488
SilverBirch Energy Corp.(a)	21,749	210,357

		290,845

Oil & Gas Services - 2.46%
Flint Energy Services Ltd.(a)	10,290	259,161
Superior Energy Services, Inc.(a)(c)(d)	14,998	440,041

		699,202

Pharmaceuticals - 4.82%
Express Scripts, Inc.(a)(d)	2,880	153,590
Medco Health Solutions, Inc.(a)(d)	13,000	878,670
PharMerica Corp.(a)(c)(d)	27,400	335,924

		1,368,184

Pipelines - 3.00%
China Gas Holdings Ltd.	46,456	22,341
El Paso Corp.(c)(d)	29,780	828,182

		850,523

Retail - 0.65%
O’Charleys, Inc.(a)	10,605	105,096
The PEP Boys - Manny Moe & Jack(d)	5,234	78,719

		183,815

Semiconductors - 1.77%
CSR Plc	463	1,877
Gennum Corp.	18,884	257,652
Novellus Systems, Inc.(a)(c)(d)	5,196	241,510

		501,039

Software - 4.57%
ACI Worldwide, Inc.(a)(c)(d)	10,300	389,134
Convio, Inc.(a)	22,779	356,719
Redflex Holdings Ltd.	46,639	104,038
Taleo Corp., Class A(a)(c)	9,755	446,974

		1,296,865

Telecommunications - 3.90%
Comverse Technology, Inc.(a)(c)	45,639	293,002
InterDigital, Inc.(d)	2,500	94,625
Motorola Mobility Holdings, Inc.(a)(c)	11,244	446,387
RuggedCom, Inc.(a)	4,292	142,973
SureWest Communications, Inc.(c)	5,840	130,874

		1,107,861

	Shares	Value
COMMON STOCKS - 75.06% (Continued)
Telephones & Telecommunications - 0.68%
Level 3 Communications, Inc.(a)(d)	7,900	$192,049

Toys, Games & Hobbies - 0.26%
Jakks Pacific, Inc.(d)	4,800	74,544

Transportation - 0.67%
TNT Express N.V.(d)	15,262	190,140

TOTAL COMMON STOCKS
(Cost $20,655,753)		21,300,127

PREFERRED STOCKS - 4.09%
Banks - 1.12%
Fifth Third Capital Trust V, 7.250%	7,275	184,494
SunTrust Capital IX, 7.875%	5,199	133,354

		317,848

Financial Services - 2.97%
Citigroup Capital IX, 6.000%	10,617	255,339
Citigroup Capital VIII, 6.950%	7,984	200,718
FelCor Lodging Trust, Inc., 8.000%, Series C	9,053	230,851
Merrill Lynch Preferred Capital Trust III, 7.000%	6,335	156,031

		842,939

TOTAL PREFERRED STOCKS
(Cost $1,166,221)		1,160,787

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(e)	34,500	0
Emergent Biosolutions, Inc.(a)(b)(e)	546	0

TOTAL RIGHTS
(Cost $162)		0

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 26.74%
Capmark Financial Group, Inc.(f)	09/30/2015	9.000%	$315,000	$318,938
Cenveo Corp.	12/01/2013	7.875%	318,000	303,690
Chaparral Energy, Inc.	02/01/2017	8.875%	319,000	332,558
Chesapeake Energy Corp.	02/15/2015	9.500%	357,000	410,550
Complete Production Services, Inc.	12/15/2016	8.000%	688,000	716,070
Lyondell Chemical Co.	05/01/2018	11.000%	229,086	251,136
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	232,750
NB Capital Trust II	12/15/2026	7.830%	63,000	62,291
NOVA Chemicals Corp.	11/01/2019	8.625%	358,000	410,805
NXP BV / NXP Funding LLC(g)	08/01/2018	9.750%	143,000	161,769
Petrohawk Energy Corp.	08/15/2018	7.250%	796,000	910,425
Quadra FNX Mining Ltd.(g)	06/15/2019	7.750%	337,000	383,337
RSC Equipment Rental, Inc./RSC Holdings III LLC(g)	07/15/2017	10.000%	331,000	383,960
Salem Communications Corp.	12/15/2016	9.625%	221,000	243,652
Solutia, Inc.	11/01/2017	8.750%	357,000	404,302
Speedway Motorsports, Inc.	06/01/2016	8.750%	172,000	188,555
The Great Atlantic & Pacific Tea Co. Inc(g)(h)	08/01/2015	11.375%	312,000	369,720
WCA Waste Corp.(g)	06/15/2019	7.500%	831,000	841,388
Western Refining, Inc.(g)	06/15/2017	11.250%	198,000	225,225
WMG Acquisition Corp.	06/15/2016	9.500%	396,000	437,580

TOTAL CORPORATE BONDS (Cost $7,584,787)				7,588,701

CONVERTIBLE CORPORATE BONDS - 2.51%
PetroBakken Energy Ltd.(i)	02/08/2016	3.125%	400,000	394,800
Rambus, Inc.	06/15/2014	5.000%	320,000	318,800

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $689,601)				713,600

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.79%
Call Options Purchased - 0.02%
Eastman Chemical Co.:
	06/2012	$60.00	3	315
	06/2012	65.00	5	150
Georgia Gulf Corp.	03/2012	37.50	55	1,100
Pan American Silver Corp.:
	04/2012	26.00	33	3,630
	04/2012	27.00	5	375

TOTAL CALL OPTIONS PURCHASED (Cost $9,665)				5,570

Put Options Purchased - 0.77%
Cameco Corp.:
	03/2012	17.00	12	30
	06/2012	22.00	47	4,465
El Paso Corp.	07/2012	26.00	8	560
Genworth Financial, Inc.	06/2012	8.00	98	5,390
Georgia Gulf Corp.	03/2012	27.50	39	683
Illumina, Inc.	06/2012	45.00	10	1,700
Kinder Morgan, Inc.	06/2012	40.00	53	49,555

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.77% (Continued)
Lam Research Corp.	03/2012	$38.00	2	$20
Medco Health Solutions, Inc.:
	04/2012	57.50	40	10,200
	04/2012	60.00	40	12,400
	06/2012	57.50	80	22,200
PharMerica Corp.	03/2012	15.00	274	74,665
Rambus, Inc.	03/2012	7.00	16	376
SPDR S&P 500 ETF Trust:
	03/2012	131.00	18	801
	03/2012	132.00	18	1,017
	03/2012	133.00	23	1,679
	03/2012	134.00	29	2,726
Superior Energy Services, Inc.:
	03/2012	27.50	93	3,255
	06/2012	27.50	96	18,240
TNT Express N.V.:
	03/2012	8.40	83	1,050
	04/2012	7.20	18	192
	04/2012	8.80	65	2,252
Tyco International Ltd.	04/2012	49.00	50	3,675
Wavin N.V.:
	03/2012	7.20	40	80
	03/2012	8.00	100	266

TOTAL PUT OPTIONS PURCHASED (Cost $270,920)				217,477

TOTAL PURCHASED OPTIONS (Cost $280,585)				223,047

Total Investments - 109.19% (Cost $30,377,109)				30,986,262

Liabilities in Excess of Other Assets - (9.19%)				(2,608,529)

NET ASSETS - 100.00%				$28,377,733

(a)	Non-income producing security.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 29, 2012, the total market value of these securities was $14,060 representing 0.05% of net assets.
(c)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $6,282,658, representing 22.14% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)	Security considered illiquid. On February 29, 2012, the total market value of these securities was $4,060, representing less than 0.005% of net assets.
(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 29, 2012.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2012, these securities had a total value of $2,365,399 or 8.34% of net assets.

(h)	Security in default on interest payments.

(i)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of February 29, 2012, the aggregate market value of those securities was $394,800, representing 1.39% of net assets.

(j)	Less than 0.005% of Net Assets

Security determined to be illiquid under the procedures approved by the Funds Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/12/2011	Cubist Pharmaceuticals, Inc.	$0	$0	0.00%
10/4/2010-10/22/2010	Emergent Biosolutions, Inc.	162	0	0.00
10/17/11	Del Monte Foods Co.	0	4,060	0.00	(j)

			$4,060	0.00	%(j)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Banks
Bank of America Corp.	(3,465)	$(27,616)

Chemicals
Eastman Chemical Co.	(2,108)	(114,106)
Georgia Gulf Corp.	(3,543)	(114,297)

		(228,403)

Commercial Services
United Rentals, Inc.	(4,678)	(194,979)

Electric
Duke Energy Corp.	(32,844)	(687,097)
Exelon Corp.	(8,331)	(325,492)

		(1,012,589)

Equity Fund
SPDR S&P Insurance ETF	(4,703)	(191,600)

Insurance
ACE Ltd.	(859)	(61,599)
Alleghany Corp.	(400)	(129,856)

		(191,455)

Iron & Steel
Nippon Steel Corp.	(170,391)	(490,485)

Mining
Eldorado Gold Corp.	(737)	(11,262)
Nevada Copper Corp.	(6,725)	(32,216)
Pan American Silver Corp.	(3,754)	(94,038)
Vulcan Materials Co.	(900)	(40,104)

		(177,620)

Oil & Gas
CVR Energy, Inc.	(4,000)	(108,840)
Whitecap Resources, Inc.	(5,618)	(56,382)

		(165,222)

Pipelines
Kinder Morgan, Inc.	(3,287)	(115,834)

Real Estate Investment Trust
Dundee Real Estate Investment Trust	(123)	(4,276)

Retail
Kenneth Cole Productions, Inc.	(2,957)	(46,395)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value
COMMON STOCKS (Continued)
Semiconductors
Lam Research Corp.			(3,506)	$(146,200)
Rambus, Inc.			(2,560)	(18,125)

				(164,325)

Telecommunications
InterDigital, Inc.			(1,600)	(60,560)

TOTAL COMMON STOCKS (Proceeds $2,947,631)				(3,071,359)

LIMITED PARTNERSHIPS
Pipelines
Energy Transfer Equity LP			(900)	(39,141)

TOTAL LIMITED PARTNERSHIPS (Proceeds $33,579)				(39,141)

WARRANTS
Kinder Morgan, Inc., 02/15/2017, $40			(13,305)	(25,013)

TOTAL WARRANTS (Proceeds $22,275)				(25,013)

EXCHANGE TRADED FUNDS
Equity Fund
SPDR S&P 500 ETF Trust			(25,601)	(3,504,009)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,467,388)				(3,504,009)

TOTAL SECURITIES SOLD SHORT (Proceeds $6,470,873)				$(6,639,522)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
ACI Worldwide, Inc.	03/2012	$35.00	(103)	$(33,990)
Alpha Natural Resources, Inc.:
	03/2012	20.00	(22)	(704)
	03/2012	21.00	(15)	(255)
Blue Coat Systems, Inc.:
	04/2012	26.00	(5)	0
	07/2012	26.00	(15)	0
Consol Energy, Inc.:
	03/2012	37.00	(8)	(428)
	03/2012	38.00	(8)	(224)
	03/2012	39.00	(8)	(112)
Delphi Financial Group, Inc., Class A	04/2012	45.00	(1)	(5)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Dendreon Corp.:
	03/2012	$13.00	(32)	$(96)
	03/2012	14.00	(48)	(48)
	03/2012	15.00	(8)	(12)
	03/2012	16.00	(16)	(104)
	03/2012	17.00	(16)	(72)
El Paso Corp.:
	03/2012	27.00	(3)	(260)
	03/2012	28.00	(1)	(19)
Energy Transfer Equity LP	03/2012	45.00	(1)	(8)
Express Scripts, Inc.	03/2012	55.00	(40)	(4,120)
Genworth Financial, Inc., Class A:
	03/2012	9.00	(76)	(2,774)
	03/2012	10.00	(98)	(637)
Illumina, Inc.:
	03/2012	50.00	(18)	(3,420)
	03/2012	52.50	(22)	(1,595)
	03/2012	55.00	(35)	(1,312)
	03/2012	57.50	(2)	(35)
InterDigital, Inc.	03/2012	40.00	(9)	(45)
InterMune, Inc.:
	03/2012	15.00	(6)	(330)
	03/2012	16.00	(6)	(189)
	03/2012	17.00	(6)	(132)
	03/2012	17.00	(23)	(2,070)
Jakks Pacific, Inc.	03/2012	15.00	(20)	(1,550)
Kinder Morgan, Inc.:
	03/2012	35.00	(5)	(362)
	04/2012	40.00	(2)	(25)
	06/2012	40.00	(56)	(1,540)
Lam Research Corp.:
	03/2012	40.00	(3)	(518)
	03/2012	41.00	(1)	(80)
	03/2012	38.00	(1)	(380)
	03/2012	39.00	(6)	(1,725)
	03/2012	40.00	(9)	(1,845)
	03/2012	41.00	(8)	(1,040)
	03/2012	42.00	(6)	(465)
Level 3 Communications, Inc.:
	03/2012	22.00	(30)	(7,875)
	03/2012	23.00	(10)	(1,775)
	03/2012	24.00	(16)	(1,800)
	03/2012	25.00	(23)	(1,552)
Medco Health Solutions, Inc.	03/2012	62.50	(80)	(52,800)
Novellus Systems, Inc.	03/2012	46.00	(1)	(127)
Pan American Silver Corp.:
	03/2012	22.00	(13)	(3,965)
	03/2012	26.00	(16)	(680)
PharMerica Corp.:
	03/2012	12.50	(39)	(780)
	03/2012	17.50	(180)	(900)
	03/2012	20.00	(106)	(265)
Rambus, Inc.	04/2012	8.00	(8)	(172)
Research In Motion Ltd.	03/2012	15.00	(39)	(1,209)
SonoSite, Inc.:
	03/2012	55.00	(2)	(5)
	06/2012	55.00	(3)	(8)
Stillwater Mining Co.	03/2012	15.00	(96)	(2,400)
SuccessFactors, Inc.	03/2012	40.00	(21)	0

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Superior Energy Services, Inc.	03/2012	$30.00	(46)	$(3,220)
The Manitowoc Co., Inc.:
	03/2012	16.00	(39)	(2,145)
	03/2012	17.00	(51)	(1,148)
The PEP Boys - Manny Moe & Jack:
	03/2012	15.00	(6)	(75)
	04/2012	15.00	(25)	(500)
	07/2012	15.00	(36)	(810)
TNT Express N.V.:
	03/2012	11.00	(83)	(276)
	04/2012	9.60	(18)	(324)
	04/2012	11.00	(65)	(520)
Tyco International Ltd.:
	03/2012	50.00	(40)	(8,500)
	03/2012	52.50	(38)	(2,242)
United Rentals, Inc.:
	03/2012	37.00	(1)	(495)
	03/2012	38.00	(1)	(405)
	03/2012	39.00	(1)	(325)
	03/2012	40.00	(4)	(990)
	03/2012	41.00	(5)	(912)
	03/2012	44.00	(1)	(58)
	03/2012	45.00	(1)	(32)
Walter Energy, Inc.	03/2012	67.50	(8)	(208)
Wavin N.V.:
	03/2012	10.00	(50)	(3,164)
	03/2012	11.00	(50)	(200)

TOTAL WRITTEN CALL OPTIONS (Premiums received $150,153)				$(165,388)

Written Put Options
CVR Energy, Inc.	03/2012	30.00	(40)	(11,500)
Eastman Chemical Co.:
	03/2012	45.00	(3)	(7)
	03/2012	47.50	(5)	(25)
El Paso Corp.:
	04/2012	27.00	(8)	(320)
	03/2012	27.00	(10)	(45)
Energy Transfer Equity LP	03/2012	45.00	(1)	(150)
Genworth Financial, Inc.	03/2012	9.00	(79)	(2,133)
Georgia Gulf Corp.:
	03/2012	30.00	(43)	(2,580)
	03/2012	32.50	(16)	(2,480)
Illumina, Inc.:
	03/2012	48.00	(11)	(192)
	03/2012	49.00	(18)	(585)
	03/2012	50.00	(18)	(1,035)
	03/2012	52.50	(21)	(4,043)
Kinder Morgan, Inc.:
	06/2012	30.00	(3)	(420)
	04/2012	32.50	(3)	(315)
Medco Health Solutions, Inc.:
	06/2012	47.50	(80)	(8,400)
	04/2012	47.50	(40)	(3,600)
	04/2012	50.00	(40)	(4,900)
Pan American Silver Corp.	03/2012	20.00	(16)	(40)
PharMerica Corp.	03/2012	10.00	(180)	(900)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)
SPDR S&P 500 ETF Trust:
	03/2012	$121.00	(9)	$(81)
	03/2012	122.00	(9)	(95)
	03/2012	123.00	(10)	(110)
	03/2012	126.00	(9)	(153)
	03/2012	127.00	(9)	(180)
	03/2012	135.00	(18)	(378)
	03/2012	136.00	(24)	(984)
	03/2012	137.00	(28)	(2,198)
Superior Energy Services, Inc.:
	06/2012	20.00	(37)	(1,018)
	06/2012	22.50	(29)	(1,667)
	03/2012	30.00	(39)	(5,265)
Tyco International Ltd.	03/2012	45.00	(22)	(88)
Vulcan Materials Co.:
	03/2012	47.00	(1)	(273)
	03/2012	48.00	(1)	(360)

TOTAL WRITTEN PUT OPTIONS (Premiums received $72,740)				(56,520)

TOTAL WRITTEN OPTIONS (Premiums received $222,893)				$(221,908)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Dundee Real Estate	LIBOR- plus 300 bps	01/22/2013	(2,040)	$186
Goldman, Sachs & Co.	Misys PLC	LIBOR-BBA plus 45 bps	02/07/2013	7,932	3,066
UBS	Cove Energy PLC	LIBOR-BBA plus 35 bps	03/22/2013- 03/26/2013	36,261	16,092
UBS	Murchison Metals Ltd.	1Month-LIBOR- plus 45 bps	N/A	309,361	12,913
UBS	Pembina Pipeline	LIBOR- plus 250 bps	03/11/2013	(9,350)	5,285
UBS	TELUS Corp.	LIBOR- plus 50 bps	03/22/2013	2,682	3,855
UBS	Tishman Speyer	1Month-LIBOR- plus 45 bps	N/A	155,544	1,571
				500,390	$42,968

Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Goldman, Sachs & Co.	BowLeven PLC	LIBOR- plus 45 bps	02/21/2013	7,187	$(3,659)
Goldman, Sachs & Co.	Client Custom Global	1Month-LIBOR- plus 20 bps	02/14/2013	(1,828)	(5,443)
Goldman, Sachs & Co.	Whiterock Real Estate	LIBOR-BBA plus 65 bps	01/22/2013	10,783	(218)
UBS	Charter Hall Office	1Month-LIBOR- plus 45 bps	N/A	78,651	(41,725)
UBS	Dundee Real Estate	LIBOR- plus 300 bps	03/26/2013- 03/27/2013	(2,433)	(40)
UBS	Extract Resources Ltd.	1Month-LIBOR- plus 45 bps	N/A	8,208	(114)
UBS	Globe Op.Financial Services SA	LIBOR- BBA plus 35 bps	03/01/2013	6,489	(826)
UBS	Gloucester Coal Ltd.	1Month-LIBOR- plus 45 bps	N/A	50,807	(11,176)
UBS	Provident Energy Ltd.	LIBOR- plus 60 bps	03/11/2013	22,000	(2,857)
UBS	TELUS Corp.	LIBOR- plus 50 bps	03/22/2013	(2,682)	(2,531)
				177,182	$(68,589)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	187,000	Sale	03/15/12	$200,196	$714
AUD	722,000	Purchase	03/15/12	772,949	40,168
CAD	40,000	Sale	03/15/12	40,413	75
CAD	802,000	Purchase	03/15/12	810,273	19,619
CHF	13,000	Sale	03/15/12	14,372	27
CHF	399,000	Purchase	03/15/12	441,096	13,858
EUR	85,000	Sale	03/15/12	113,253	586
GBP	144,000	Purchase	03/15/12	229,064	4,067
HKD	210,000	Purchase	03/15/12	27,076	11
JPY	36,230,000	Sale	03/15/12	445,745	16,341
NOK	321,000	Purchase	03/15/12	57,392	194
ZAR	1,265,000	Purchase	03/15/12	168,018	13,679

					$109,339

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	1,633,900	Sale	03/15/12	$1,749,198	$(114,505)
AUD	61,000	Purchase	03/15/12	65,305	(247)
CAD	3,783,500	Sale	03/15/12	3,822,528	(103,483)
CHF	1,275,500	Sale	03/15/12	1,410,070	(48,135)
CHF	200,000	Purchase	03/15/12	221,101	(1,297)
EUR	285,000	Sale	03/15/12	379,729	(7,972)
EUR	20,000	Purchase	03/15/12	26,648	(269)
GBP	145,100	Sale	03/15/12	230,814	(5,790)
HKD	5,612,000	Sale	03/15/12	723,572	(1,124)
HKD	1,781,000	Purchase	03/15/12	229,630	(64)
JPY	1,540,000	Purchase	03/15/12	18,947	(371)
MYR	644,000	Sale	03/15/12	214,747	(7,713)
NOK	1,219,000	Sale	03/15/12	217,948	(11,770)
ZAR	1,265,000	Sale	03/15/12	168,018	(17,556)

					$(320,296)

Abbreviations:

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

ASA - Allmennaksjeselskap (Dutch term for a publicly traded company)

AUD - Australian Dollar

Bhd - Berhad (in Malaysia, a form of a public company)

Bps - Basis Points

CAD - Canadian Dollar

CHF - Swiss Franc

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MYR - Malaysian Ringgit

NOK - Norwegian Krone

N.V. - Naamloze vennootschap (Dutch term for public limited liability company)

Plc - Public Limited Liability

SPDR - Standard & Poor’s Depositary Receipt

ZAR - South African Rand

See Notes to Quarterly Statement of Investments.

The Arbitrage Event-Driven Fund

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$290,361	$–	$10,000	$300,361
Apparel	73,538	–	–	73,538
Auto Manufacturers	212,564	–	–	212,564
Auto Parts & Equipment	484,120	–	–	484,120
Banks	142,512	–	–	142,512
Biotechnology	1,363,197	–	–	1,363,197
Building Materials	277,238	–	–	277,238
Chemicals	493,893	–	–	493,893
Coal	1,021,196	–	–	1,021,196
Commercial Services	450,611	–	–	450,611
Computers	83,050	–	–	83,050
Diversified Financial Services	435,724	–	–	435,724
Electric	1,140,041	–	–	1,140,041
Electronics	829,404	–	–	829,404
Food	395,885	–	4,060	399,945
Forest Products & Paper	160,032	–	–	160,032
Gas	162,270	–	–	162,270
Healthcare Products	299,032	–	–	299,032
Household Products & Wares	267,218	–	–	267,218
Insurance	1,961,470	–	–	1,961,470
Internet	277,465	–	–	277,465
Iron & Steel	700,811	–	–	700,811
Lodging	79,208	–	–	79,208
Machinery - Construction & Mining	184,570	–	–	184,570
Machinery - Diversified	581,690	–	–	581,690
Mining	2,163,900	–	–	2,163,900
Oil & Gas	290,845	–	–	290,845
Oil & Gas Services	699,202	–	–	699,202
Pharmaceuticals	1,368,184	–	–	1,368,184
Pipelines	850,523	–	–	850,523
Retail	183,815	–	–	183,815
Semiconductors	501,039	–	–	501,039
Software	1,296,865	–	–	1,296,865
Telecommunications	1,107,861	–	–	1,107,861
Telephones & Telecommunications	192,049	–	–	192,049
Toys, Games & Hobbies	74,544	–	–	74,544
Transportation	190,140	–	–	190,140

Preferred Stocks	1,160,787	–	–	1,160,787
Rights	–	–	0	0
Corporate Bonds	–	7,588,701	–	7,588,701
Convertible Corporate Bonds	–	713,600	–	713,600
Purchased Options	223,047	–	–	223,047
TOTAL	$22,669,901	$8,302,301	$14,060	$30,986,262

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$–	$109,339	$–	$109,339
Total Return Swaps	42,968	–	–	42,968
Liabilities
Securities Sold Short
Common Stocks	(3,071,358)	–	–	(3,071,359)
Limited Partnerships	(39,141)	–	–	(39,141)
Warrants	(25,013)	–	–	(25,013)
Exchange Traded Funds	(3,504,009)	–	–	(3,504,009)
Written Options	(221,908)	–	–	(221,908)
Forward Foreign Currency Contracts	–	(320,296)	–	(320,296)
Total Return Swaps	(68,589)	–	–	(68,589)
Total	$(6,887,050)	$(210,957)	$–	$(7,098,008)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, swap contracts, futures and forward contracts.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 29, 2012 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The two series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), and The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer two classes of shares. Class R shares and Class I shares of the Arbitrage Fund commenced operations on September 18, 2000 and October 17, 2003, respectively. Class R shares and Class I shares of the Event-Driven Fund commenced operations on October 1, 2010.

The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations.

The Funds’ two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of each Fund’s average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on February 29, 2012.

Investment Valuation — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 29, 2012 (Unaudited)

of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. As of February 29, 2012, the Arbitrage Fund’s market value of securities valued in accordance with the fair value procedures was $2,338,784 and represented 0.08% of net assets of the Arbitrage Fund. As of February 29, 2012, the Event-Driven Fund’s market value of securities valued in accordance with the fair value procedures was $14,060 and represented 0.05% of net assets of the Event-Driven Fund.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended February 29, 2012, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended February 29, 2012, there were no significant transfers between level 1 and 2 securities.

The summary of the inputs used to value the Fund’s investments and the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value as of February 29, 2012 can be found at the end of each Fund’s Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 29, 2012 (Unaudited)

amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Water Island Capital, LLC (the “Adviser”) has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan in the Funds as of February 29, 2012.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed- income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 29, 2012 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Written Option Transactions — The Funds may write (sell) covered call options to hedge portfolio investments and to reduce the risks associated with some of its investments. Put options may also be written by the Funds as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Funds write (sell) an option, an amount equal to the premium received by the Funds is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

A summary of put and call option contracts written in the Arbitrage Fund during the three months ended February 29, 2012 is as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of period	34,144	$2,341,773
Options written	229,030	22,116,418
Options closed	(3,041)	(506,191)
Options exercised	(73,376)	(12,168,356)
Options expired	(99,563)	(4,355,134)

Options outstanding at end of period	87,194	$7,428,510

A summary of put and call option contracts written in the Event-Driven Fund during the three months ended February 29, 2012 is as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of period	1,354	$93,792
Options written	7,085	545,065
Options closed	(251)	(36,725)
Options exercised	(2,073)	(190,856)
Options expired	(3,215)	(188,383)
Options outstanding at end of period	2,900	$222,893

Equity Swap Contracts — The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 29, 2012 (Unaudited)

obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. As of February 29, 2012, the Arbitrage Fund had long equity swap contracts outstanding with net unrealized depreciation of $3,318,835. The Event-Driven Fund had long equity swap contracts outstanding with net unrealized depreciation of $25,621 as of February 29, 2012.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of February 29, 2012, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
The Arbitrage Fund	$2,959,855,638	$63,577,836	$(14,392,004)	$49,185,832
The Event-Driven Fund	31,088,608	283,741	(386,087)	(102,346)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	April 27, 2012

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	April 27, 2012